Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Profit for the year	₩ 719,412	₩ 546,341	₩ 831,845
Adjustments to reconcile net income
Income tax expense	314,565	270,656	334,910
Interest income	(265,817)	(108,639)	(130,066)
Interest expense	296,894	302,464	337,219
Dividends income	(2,910)	(4,785)	(3,926)
Depreciation	2,735,413	2,802,531	2,821,779
Amortization of intangible assets	629,526	635,150	599,721
Provision for severance benefits	245,926	218,966	217,255
Impairment losses on trade receivables	113,064	45,704	92,711
Share of net profit or loss of associates and joint ventures	5,912	15,480	(2,547)
Loss (gain) on disposal of associates and joint ventures	(3,737)	979	(1,450)
Impairment loss of associates and joint ventures		3,662	17,128
Loss on disposal of property and equipment and investment in properties	68,688	150,293	74,913
Loss (gain) on disposal of intangible assets	(4,256)	4,271	7,703
Loss on impairment of intangible assets	12,997	116,095	135,264
Loss on foreign currency translation	68,952	(213,341)	109,784
Loss(gain) on valuation and settlement of derivatives, net	(92,210)	268,094	(117,181)
Gain on disposal of financial assets at fair value through profit or loss	(1,712)
Gain on valuation of financial assets at fair value through profit or loss	(10,768)
Gain on disposal of financial assets at amortized cost	(44)
Impairment losses on available-for-sale financial assets		9	966
Gain on disposal of available-for-sale financial assets		(89,598)	(22,695)
Others	(55,969)	(251,193)	64,863
Changes in operating assets and liabilities
Decrease(increase) in trade receivables	(81,217)	(303,340)	216,818
Decrease(increase) in other receivables	356,643	(346,013)	(779,803)
Decrease(increase) in other current assets	(123,258)	11,792	48,549
Decrease(increase) in other non-current assets	19,556	(43,790)	(51,765)
Decrease(increase) in inventories	(480,543)	(205,403)	167,873
Increase(decrease) in trade payables	(167,841)	162,110	(114,838)
Increase(decrease) in other payables	(448,301)	214,689	706,771
Increase in other current liabilities	291,548	288,553	37,798
Increase in other non-current liabilities	144,072	174,618	30,762
Decrease(Increase) in provisions	85,946	(12,574)	(12,583)
Decrease(Increase) in deferred revenue	48,201	(13,086)	(69,179)
Increase in plan assets	(53,301)	(203,420)	(224,244)
Payment of severance benefits	(153,209)	(118,391)	(121,835)
Cash generated from operations (1+2+3)	₩ 4,212,222	₩ 4,318,884	₩ 5,202,520